GOODWILL AND INTANGIBLE ASSET (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning of year
Acquired goodwill	1,275,938		61,000
Impairment			(61,000)
Goodwill, Ending Balance	$ 1,275,938